15. REIMBURSEMENT OF TARIFF SUBSIDIES (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Energy Development Account [line items]
Subsidies revenue recognized	R$ 1,097	R$ 953	R$ 842
Ceming GT [Member]
Disclosure Of Energy Development Account [line items]
Current subsidy receivable	3	9
Cemig D [Member]
Disclosure Of Energy Development Account [line items]
Current subsidy receivable	R$ 94	R$ 82